Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands		Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets
Investments in real estate, net		$ 8,838,784	$ 4,597,054	$ 1,798,044
Investments in real estate debt		964,075	218,225	277,651
Investments in unconsolidated real estate ventures		10,401	10,991	12,169
Cash and cash equivalents		671,683	128,650	48,479
Restricted cash		562,627	164,761	140,482
Other assets		776,041	211,135	113,497
Total assets		11,823,611	5,330,816	2,390,322
Liabilities and Equity
Mortgage notes and revolving credit facility, net	[1]	5,747,138	3,278,762	1,238,102
Secured financings on investments in real estate debt		134,835	108,254	81,035
Unsecured revolving credit facility		0	0
Other liabilities		230,208	117,072
Accounts payable, accrued expenses and other liabilities		230,208	117,072	47,979
Subscriptions received in advance		476,520	113,532	110,618
Due to affiliates		351,839	96,371	63,341
Total liabilities		6,940,540	3,713,991	1,541,075
Commitments and contingencies
Redeemable non-controlling interest		28,696	10,409	0
Equity
Preferred stock
Additional paid-in capital		5,378,498	1,819,526	883,506
Accumulated deficit and cumulative distributions		(539,203)	(224,198)	(46,697)
Total stockholders' equity		4,841,887	1,596,237	837,263
Non-controlling interests in consolidated joint ventures		12,488	10,179	11,984
Total equity		4,854,375	1,606,416	849,247
Total liabilities and equity		11,823,611	5,330,816	2,390,322
Common Stock Class T
Equity
Common stock value		40	25	14
Common Stock Class S
Equity
Common stock value		1,216	464	262
Common Stock Class D
Equity
Common stock value		188	28	17
Common Stock Class I
Equity
Common stock value		$ 1,148	$ 392	$ 161

[1]	The majority of the Company’s mortgages contain yield or spread maintenance provisions.